Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000240309
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	9.21%	2.83%	4.03%
C000240310
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares
Average Annual Return, Percent	12.68%	3.44%	4.34%
C000030278
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000170849
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Without Sales Load [Member] | C000240309
Average Annual Return [Line Items]
Average Annual Return, Percent	14.36%	3.78%	4.51%
Without Sales Load [Member] | C000240310
Average Annual Return [Line Items]
Average Annual Return, Percent	13.68%	3.44%	4.34%
Without Sales Load [Member] | C000030278
Average Annual Return [Line Items]
Average Annual Return, Percent	14.66%	3.84%	4.54%
Without Sales Load [Member] | C000170849
Average Annual Return [Line Items]
Average Annual Return, Percent	14.80%	3.86%	4.55%
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Federated Investors Inc. Index: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Average Annual Return, Percent	16.47%	4.53%	4.86%
Federated Investors Inc. Index: Lipper High Yield Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Funds Average
Average Annual Return, Percent	15.34%	3.97%	4.03%
Federated Investors Inc. Index: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Average Annual Return, Percent	16.47%	4.53%	4.86%
Federated Investors Inc. Index: Lipper High Yield Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Funds Average
Average Annual Return, Percent	15.34%	3.97%	4.03%
Federated Investors Inc. Index: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Average Annual Return, Percent	16.47%	4.53%	4.86%
Federated Investors Inc. Index: Lipper High Yield Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Funds Average
Average Annual Return, Percent	15.34%	3.97%	4.03%
Federated Investors Inc. Index: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Average Annual Return, Percent	16.47%	4.53%	4.86%
Federated Investors Inc. Index: Lipper High Yield Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Funds Average
Average Annual Return, Percent	15.34%	3.97%	4.03%